Convertible Debt Instrument (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Loan Notes [Abstract]
Schedule of planwise convertible loan note
	Year ended December 31,
	2019	2018	2017
	$000	$000	$000
Convertible loan notes issued	302	290	278
Accrued interest	11	11	12
	313	302	290